Statement of Operations	6 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
General and administrative expenses	$ 1,104,601
Loss from operations	(1,104,601)
Other income (expense)
Unrealized gain on investments held in Trust Account	171,366
Financing costs – derivative warrant liabilities	(1,289,200)
Change in fair value of derivative warrant liabilities	(61,680,150)
Total other income (expense)	(62,797,984)
Net loss	$ (63,902,585)
Class A Ordinary Shares
Other income (expense)
Basic and diluted weighted average shares outstanding | shares	69,000,000
Basic and diluted net income per ordinary share | $ / shares
Class B Ordinary Shares
Other income (expense)
Basic and diluted weighted average shares outstanding | shares	17,250,000
Basic and diluted net income per ordinary share | $ / shares	$ (3.70)